Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	¥ 6,747,346	¥ 5,753,061	¥ 5,713,466
Liabilities measured at fair value	6,806,724	5,961,404
Impairment loss, right-of-use asset - operating lease		20,979
Impairment loss, assets measured on nonrecurring basis	0	24,289	106,501
Impairment loss on long-lived assets	¥ 0	63,211	106,501
Bell Epoque Trademark [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment of Intangible Assets (Excluding Goodwill)		38,922
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	11.30%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	21.00%
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, leasehold improvements		3,165	36,512
Impairment loss, right-of-use asset - operating lease		20,979	69,989
Impairment loss, assets measured on nonrecurring basis		63,211	106,501
Nonrecurring | Trademark
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis		38,922
Nonrecurring | Reacquired franchise rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis		145
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Leasehold improvements	¥ 353,425	359,376	213,314
Right-of-use asset - operating lease	1,955,354	1,824,095	1,578,828
Impairment loss, assets measured on nonrecurring basis	2,446,130	2,345,568	¥ 1,792,142
Nonrecurring | Level 3 | Trademark
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Trademark and reacquired franchise rights	137,351	153,458
Nonrecurring | Level 3 | Reacquired franchise rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Trademark and reacquired franchise rights		¥ 8,639
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	0
Liabilities measured at fair value	¥ 0